Warrants Liabilities (Details) - Schedule of Fair Value Using the Black-Scholes Option Pricing Model	Sep. 30, 2024	Mar. 31, 2024
Stock price [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	5.8	2.5
Stock price [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	5.8	2.5
Exercise price [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	48	48
Exercise price [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	6.7	6.7
Expected term (years) [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	2.28	2.79
Expected term (years) [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	4.83	5.33
Risk-free interest rate [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	3.58	4.21
Risk-free interest rate [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	3.58	4.21
Expected volatility [Member] | Representative’s Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	51.72	57.63
Expected volatility [Member] | Investors’ Warrants liability [Member]
Schedule of Fair Value Using the Black-Scholes Option Pricing Model [Line Items]
Warrants Liability assumptions	57.35	56.91